OTHER PAYABLE AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Salary and welfare payable	¥ 36,204		¥ 43,693
Accrued litigation liabilities	21,719		17,756
Taxes payable	4,200		4,780
Professional fees payable	8,759		3,063
Short-term rental payable	1,149		1,190
Leasehold improvement payable	263		515
Discounted bank acceptance notes	16,000
Others	667		1,031
Other payable and accrued liabilities	¥ 88,961	$ 12,721	72,028
Interest rate	12.00%	12.00%
Time deposits	¥ 19,728	$ 2,821
Asset pledged as collateral
Short-Term Debt [Line Items]
Time deposits	¥ 18,881		¥ 0
Notes payable to banks
Short-Term Debt [Line Items]
Interest rate	0.98%	0.98%